Subsequent Events (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended			13 Months Ended
	Dec. 07, 2021	Sep. 13, 2019	Mar. 31, 2022	Nov. 24, 2021	Dec. 07, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2022	Nov. 23, 2021
Subsequent Event [Line Items]
Common stock, shares authorized						10,000,000	10,000,000
Forward stock split				1,000 for 1 forward stock split
Compensation expense						$ 403,847
Interest rate		6.00%
Consultant [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares waived					300,000
First Bank Of The Lake [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loan forgiven								$ 23,750
Five Investors [Member]
Subsequent Event [Line Items]
Principal amount						$ 25,000
Interest rate								8.00%
Maturity date								Dec. 31, 2022
Equity Option [Member] | Possumato [Member]
Subsequent Event [Line Items]
Stock options exercised	56,250
Stock options exercise price	$ 0.75
Compensation expense	$ 42,188
Equity Option [Member] | Potash [Member]
Subsequent Event [Line Items]
Stock options exercised	56,250
Stock options exercise price	$ 0.75
Compensation expense	$ 42,188
Series A Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Preferred shares reserved for issuance	2,592,791
Preferred Stock, Conversion Basis	Each share of Series A Preferred is convertible into 33.94971 shares of common stock of CLC, which entitles the holders thereof to 85% of the CLC’s common stock upon a conversion of all shares of Series A Preferred, determined on a fully-diluted basis, but prior to any shares issued or issuable as a result of a proposed private placement by CLC .
Debt conversion amount	$ 95,000
Conversion price	$ 2.00
Number of shares converted	50,482
Series A Convertible Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion amount			$ 275,000
Number of shares converted			129,809
Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Common stock, shares authorized									10,000,000